SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited Interim Financial Information
a.	Unaudited Interim Financial Information:

The accompanying consolidated balance sheet as of June 30, 2012, consolidated statements of income for the three and six months ended June 30, 2011 and 2012 and consolidated statements of cash flows for the six and three months ended June 30, 2011 and 2012 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2012, our consolidated results of operations for the three and six and three months ended June 30, 2011 and 2012 and our consolidated cash flows for the six months ended June 30, 2011 and 2012.

The balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These interim unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2011 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 28, 2012.

Results for the three and six months ended June 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars and all references to "NIS" are to New Israeli Shekels.

Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires our management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation
c.	Principles of consolidation:

The Company's condensed consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries, referred to herein as the group. Inter-company transactions and balances, including profit from inter-company sales not yet realized outside the group, have been eliminated in consolidation.

Basic and diluted net earnings (loss) per share
d.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year.

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings per share because such securities are anti-dilutive for the three and six months ended June 30, 2011 and 2012 and for the year ended December 31, 2011. The weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share are detailed in the table below:

Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2012	2011	2012	2011	2011
Unaudited				Audited

411,000	-	411,000	-	246,662

Convertible debentures
e.	Convertible debentures:

The Company adopted ASC 825, "Financial Instruments" as of the beginning of 2008 and irrevocably elected to apply the fair value option to its convertible debentures. The primary reasons for electing the fair value option were simplification and cost-benefit considerations as well as expansion of use of fair value measurement consistent with the FASB's long-term measurement objectives for accounting for financial instruments. The fair value of the debentures is determined according to its quoted market price in TASE.

Fair value of financial instruments
f.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in valuation methodologies to measure fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its convertible debt at fair value on a recurring basis. Convertible debt is classified within Level 1, since this liability is valued using quoted market price in an active market.

Comprehensive income
g.	Comprehensive income:

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" (ASU 2011-05). The amendments to Topic 220 (Comprehensive Income) eliminate the option of presenting the components of other comprehensive income as part of the statement of changes in stockholders' equity, require consecutive presentation of the statement of net income and other comprehensive income and require reclassification adjustments from other comprehensive income to net income to be shown on the financial statements. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company chose to present the total of comprehensive income, components of other comprehensive income and net income in a single continuous financial statement of comprehensive income.

The adoption of the standard did not have a material effect on our Consolidated Results of Operations and Financial Condition.